Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Customer contracts	$ 677,767	$ 348,214
Less: accumulated amortization	(249,998)	(88,155)
Intangible assets, net	$ 427,769	$ 260,059